General (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Line Items]
Gross consideration		$ 2,477
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Limited Number of Customers [Member]
General [Line Items]
Percentage of company’s revenues		76.00%
Israel Corporation [Member]
General [Line Items]
Gross consideration	$ 2,477